Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
September 30, 2021
SGR-NPRT1-1121
1.9896348.102
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	793	48,135
Bandwidth, Inc. (a)	5,647	509,811
Cogent Communications Group, Inc.	10,441	739,640
Globalstar, Inc. (a)	130,111	217,285
IDT Corp. Class B (a)	3,724	156,222
Iridium Communications, Inc. (a)	21,950	874,708
Ooma, Inc. (a)	3,061	56,965
		2,602,766
Entertainment - 0.1%
Chicken Soup For The Soul Entertainment, Inc. (a)	425	9,720
Cinemark Holdings, Inc. (a)(b)	21,875	420,219
CuriosityStream, Inc. Class A (a)(b)	1,122	11,826
IMAX Corp. (a)	914	17,348
LiveXLive Media, Inc. (a)(b)	14,561	43,537
		502,650
Interactive Media & Services - 0.8%
CarGurus, Inc. Class A (a)	23,246	730,157
Cars.com, Inc. (a)	2,315	29,285
Eventbrite, Inc. (a)	18,416	348,247
EverQuote, Inc. Class A (a)	4,664	86,890
fuboTV, Inc. (a)(b)	32,344	774,962
Liberty TripAdvisor Holdings, Inc. (a)	13,902	42,957
MediaAlpha, Inc. Class A	4,772	89,141
Outbrain, Inc.	893	13,216
QuinStreet, Inc. (a)	12,167	213,653
Yelp, Inc. (a)	16,308	607,310
		2,935,818
Media - 1.0%
AMC Networks, Inc. Class A (a)(b)	3,621	168,702
Cardlytics, Inc. (a)	7,875	661,028
Clear Channel Outdoor Holdings, Inc. (a)	7,508	20,347
Digital Media Solutions, Inc. Class A (a)(b)	267	1,936
iHeartMedia, Inc. (a)	12,445	311,374
Integral Ad Science Holding Corp. (b)	1,859	38,351
Liberty Media Corp.:
Liberty Braves Class A (a)	1,256	33,799
Liberty Braves Class C (a)	10,163	268,506
Loral Space & Communications Ltd.	3,207	137,933
Magnite, Inc. (a)	31,988	895,664
Meredith Corp. (a)	6,159	343,056
National CineMedia, Inc.	1,033	3,677
Sinclair Broadcast Group, Inc. Class A	1,743	55,218
Stagwell, Inc. (a)	1,076	8,253
TechTarget, Inc. (a)	6,297	518,999
Thryv Holdings, Inc. (a)	1,544	46,382
WideOpenWest, Inc. (a)	7,997	157,141
		3,670,366
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	898	15,535
Shenandoah Telecommunications Co.	3,884	122,657
		138,192
TOTAL COMMUNICATION SERVICES		9,849,792
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.6%
Adient PLC (a)	3,025	125,386
American Axle & Manufacturing Holdings, Inc. (a)	13,600	119,816
Dana, Inc.	19,213	427,297
Dorman Products, Inc. (a)	6,528	618,006
Fox Factory Holding Corp. (a)	10,411	1,504,806
Gentherm, Inc. (a)	8,181	662,088
LCI Industries	6,096	820,704
Modine Manufacturing Co. (a)	1,252	14,185
Patrick Industries, Inc.	5,556	462,815
Stoneridge, Inc. (a)	718	14,640
Tenneco, Inc. (a)	15,268	217,874
Visteon Corp. (a)	6,816	643,362
XL Fleet Corp. (Class A) (a)(b)	1,075	6,622
XPEL, Inc. (a)	4,422	335,453
		5,973,054
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	6,816	77,907
Canoo, Inc. (a)(b)	11,953	91,919
Fisker, Inc. (b)	36,776	538,768
Lordstown Motors Corp. Class A (a)(b)	2,299	18,346
Winnebago Industries, Inc.	7,939	575,181
Workhorse Group, Inc. (a)(b)	2,767	21,168
		1,323,289
Distributors - 0.0%
Funko, Inc. (a)	6,506	118,474
Diversified Consumer Services - 0.3%
2U, Inc. (a)	14,995	503,382
Carriage Services, Inc.	817	36,430
European Wax Center, Inc.	1,149	32,183
Houghton Mifflin Harcourt Co. (a)	29,336	393,982
OneSpaWorld Holdings Ltd. (a)	6,517	64,974
PowerSchool Holdings, Inc.	1,985	48,851
Regis Corp. (a)	4,891	17,021
Stride, Inc. (a)	550	19,767
Vivint Smart Home, Inc. Class A (a)	6,341	59,922
WW International, Inc. (a)	3,944	71,978
		1,248,490
Hotels, Restaurants & Leisure - 4.4%
Accel Entertainment, Inc. (a)	14,306	173,675
Bally's Corp. (a)	8,036	402,925
BJ's Restaurants, Inc. (a)	5,138	214,563
Bloomin' Brands, Inc. (a)	21,813	545,325
Brinker International, Inc. (a)	11,188	548,771
Century Casinos, Inc. (a)	6,690	90,114
Chuy's Holdings, Inc. (a)	2,343	73,875
Cracker Barrel Old Country Store, Inc.	5,820	813,869
Dave & Buster's Entertainment, Inc. (a)	4,904	187,970
Denny's Corp. (a)	11,740	191,832
Dine Brands Global, Inc. (a)	4,031	327,358
Drive Shack, Inc. (a)	9,427	26,490
Esports Technologies, Inc. (a)(b)	2,723	91,411
Everi Holdings, Inc. (a)	21,039	508,723
F45 Training Holdings, Inc.	2,790	41,738
Full House Resorts, Inc. (a)	8,213	87,140
GAN Ltd. (a)	1,191	17,710
Golden Entertainment, Inc. (a)	4,274	209,811
Golden Nugget Online Gaming, Inc. (a)	9,905	172,050
Hilton Grand Vacations, Inc. (a)	21,029	1,000,350
International Game Technology PLC (a)	24,579	646,919
Jack in the Box, Inc.	710	69,104
Krispy Kreme, Inc.	3,798	53,172
Kura Sushi U.S.A., Inc. Class A (a)	999	43,636
Lindblad Expeditions Holdings (a)	7,565	110,373
Monarch Casino & Resort, Inc. (a)	2,654	177,791
Nathan's Famous, Inc.	431	26,364
NeoGames SA	1,424	52,289
Noodles & Co. (a)	10,250	120,950
Papa John's International, Inc.	8,116	1,030,651
PlayAGS, Inc. (a)	6,858	54,041
RCI Hospitality Holdings, Inc.	2,077	142,295
Red Robin Gourmet Burgers, Inc. (a)(b)	3,839	88,527
Red Rock Resorts, Inc. (a)	15,189	777,981
Rush Street Interactive, Inc. (a)	13,283	255,166
Ruth's Hospitality Group, Inc. (a)	8,429	174,565
Scientific Games Corp. Class A (a)	23,676	1,966,765
SeaWorld Entertainment, Inc. (a)	6,997	387,074
Shake Shack, Inc. Class A (a)	9,211	722,695
Target Hospitality Corp. (a)	4,345	16,207
Texas Roadhouse, Inc. Class A	17,243	1,574,803
The Cheesecake Factory, Inc.	11,291	530,677
The ONE Group Hospitality, Inc. (a)	5,161	55,171
Wingstop, Inc.	7,347	1,204,394
Xponential Fitness, Inc.	1,262	16,015
		16,023,325
Household Durables - 2.0%
Aterian, Inc. (a)(b)	6,379	69,085
Casper Sleep, Inc. (a)(b)	6,879	29,373
Cavco Industries, Inc. (a)	1,601	379,021
Century Communities, Inc.	4,821	296,250
GoPro, Inc. Class A (a)	31,011	290,263
Green Brick Partners, Inc. (a)	2,362	48,468
Hamilton Beach Brands Holding Co. Class A	528	8,274
Helen of Troy Ltd. (a)	5,920	1,330,106
Hooker Furnishings Corp.	89	2,402
Installed Building Products, Inc.	5,873	629,292
iRobot Corp. (a)(b)	6,228	488,898
KB Home	3,729	145,133
LGI Homes, Inc. (a)	5,391	765,037
Lovesac (a)	3,145	207,853
M.D.C. Holdings, Inc.	3,897	182,068
Meritage Homes Corp. (a)	568	55,096
Purple Innovation, Inc. (a)	14,152	297,475
Skyline Champion Corp. (a)	12,985	779,879
Snap One Holdings Corp.	1,542	25,705
Sonos, Inc. (a)	29,651	959,506
Taylor Morrison Home Corp. (a)	3,795	97,835
Traeger, Inc.	1,742	36,460
TRI Pointe Homes, Inc. (a)	2,055	43,196
Vuzix Corp. (a)(b)	14,459	151,241
Weber, Inc. (b)	1,302	22,902
		7,340,818
Internet & Direct Marketing Retail - 1.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	6,556	200,024
1stDibs.com, Inc.	1,236	15,326
CarParts.com, Inc. (a)	11,978	186,977
Duluth Holdings, Inc. (a)	2,759	37,605
Groupon, Inc. (a)(b)	4,929	112,430
Liquidity Services, Inc. (a)	6,518	140,854
Overstock.com, Inc. (a)(b)	10,590	825,173
PetMed Express, Inc. (b)	4,071	109,388
Porch Group, Inc. Class A (a)(b)	18,930	334,682
Quotient Technology, Inc. (a)	21,721	126,416
Revolve Group, Inc. (a)	5,548	342,700
Shutterstock, Inc.	5,759	652,610
Stamps.com, Inc. (a)	2,965	977,827
Stitch Fix, Inc. (a)	14,503	579,395
The RealReal, Inc. (a)	19,346	254,980
Xometry, Inc.	1,549	89,331
		4,985,718
Leisure Products - 0.4%
Acushnet Holdings Corp.	2,575	120,253
AMMO, Inc. (b)	21,123	129,906
Clarus Corp.	5,959	152,736
Escalade, Inc.	587	11,100
Johnson Outdoors, Inc. Class A	794	84,005
Latham Group, Inc.	5,683	93,201
Malibu Boats, Inc. Class A (a)	5,140	359,697
Marine Products Corp.	1,899	23,756
MasterCraft Boat Holdings, Inc. (a)	4,619	115,845
Nautilus, Inc. (a)(b)	1,875	17,456
Smith & Wesson Brands, Inc.	11,683	242,539
Sturm, Ruger & Co., Inc.	3,846	283,758
		1,634,252
Multiline Retail - 0.0%
Franchise Group, Inc.	1,034	36,614
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A (a)	1,305	49,107
America's Car Mart, Inc. (a)	1,304	152,281
American Eagle Outfitters, Inc.	37,445	966,081
Arko Corp. (b)	29,486	297,809
Asbury Automotive Group, Inc. (a)	4,773	939,040
Bed Bath & Beyond, Inc. (a)(b)	2,853	49,286
Boot Barn Holdings, Inc. (a)	7,235	642,974
Caleres, Inc.	9,068	201,491
Camping World Holdings, Inc.	10,525	409,107
Chico's FAS, Inc. (a)	6,142	27,578
Citi Trends, Inc. (a)	2,176	158,761
Designer Brands, Inc. Class A (a)(b)	14,806	206,248
GrowGeneration Corp. (a)(b)	13,464	332,157
Guess?, Inc.	1,369	28,763
Haverty Furniture Companies, Inc.	1,775	59,835
Hibbett, Inc. (b)	3,276	231,744
JOANN, Inc. (b)	2,814	31,348
Kirkland's, Inc. (a)(b)	3,507	67,369
MarineMax, Inc. (a)	2,702	131,101
Monro, Inc.	4,977	286,227
Murphy U.S.A., Inc.	5,921	990,346
National Vision Holdings, Inc. (a)	20,110	1,141,645
OneWater Marine, Inc. Class A	2,573	103,460
Party City Holdco, Inc. (a)	27,087	192,318
Rent-A-Center, Inc.	15,176	853,043
Sally Beauty Holdings, Inc. (a)	27,712	466,947
Shift Technologies, Inc. Class A (a)(b)	3,028	21,014
Shoe Carnival, Inc.	3,993	129,453
Signet Jewelers Ltd.	9,991	788,889
Sleep Number Corp. (a)	2,740	256,135
Sportsman's Warehouse Holdings, Inc. (a)	10,588	186,349
The Buckle, Inc.	6,882	272,458
The Children's Place, Inc. (a)	3,450	259,647
Torrid Holdings, Inc. (b)	774	11,943
Urban Outfitters, Inc. (a)	11,795	350,194
Winmark Corp.	278	59,778
		11,351,926
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	15,198	2,180,609
Kontoor Brands, Inc.	12,679	633,316
Oxford Industries, Inc.	311	28,043
PLBY Group, Inc. (a)	5,765	135,881
Rocky Brands, Inc.	91	4,333
Steven Madden Ltd.	20,123	808,140
Superior Group of Companies, Inc.	532	12,390
Wolverine World Wide, Inc.	19,952	595,368
		4,398,080
TOTAL CONSUMER DISCRETIONARY		54,434,040
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	13,291	1,197,386
Coca-Cola Bottling Co. Consolidated	1,154	454,884
Duckhorn Portfolio, Inc. (b)	3,218	73,660
MGP Ingredients, Inc. (b)	2,908	189,311
National Beverage Corp.	5,733	300,925
Newage, Inc. (a)(b)	19,139	26,603
Zevia PBC	1,712	19,705
		2,262,474
Food & Staples Retailing - 0.9%
Andersons, Inc.	3,049	94,001
BJ's Wholesale Club Holdings, Inc. (a)	25,145	1,380,963
Chefs' Warehouse Holdings (a)	566	18,435
MedAvail Holdings, Inc. (a)	2,885	8,424
Performance Food Group Co. (a)	34,086	1,583,636
PriceSmart, Inc.	370	28,694
Sprouts Farmers Market LLC (a)	12,278	284,481
United Natural Foods, Inc. (a)	826	39,995
		3,438,629
Food Products - 0.8%
AppHarvest, Inc. (a)(b)	17,173	111,968
Calavo Growers, Inc.	4,123	157,664
J&J Snack Foods Corp.	3,585	547,860
John B. Sanfilippo & Son, Inc.	1,384	113,100
Laird Superfood, Inc. (b)	1,112	21,217
Lancaster Colony Corp.	4,103	692,627
Limoneira Co.	865	13,987
Mission Produce, Inc. (b)	958	17,608
Sanderson Farms, Inc.	4,276	804,743
Tattooed Chef, Inc. (a)(b)	11,593	213,659
The Simply Good Foods Co. (a)	1,421	49,010
Utz Brands, Inc. Class A (b)	13,977	239,426
Vital Farms, Inc. (b)	5,964	104,787
		3,087,656
Household Products - 0.5%
Central Garden & Pet Co. (a)	3,040	145,920
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,492	64,156
Energizer Holdings, Inc.	16,764	654,634
WD-40 Co.	3,354	776,384
		1,641,094
Personal Products - 0.7%
BellRing Brands, Inc. Class A (a)	6,404	196,923
elf Beauty, Inc. (a)	11,825	343,516
Inter Parfums, Inc.	4,406	329,437
MediFast, Inc.	2,883	555,381
Nu Skin Enterprises, Inc. Class A	5,374	217,486
Revlon, Inc. (a)	96	971
The Beauty Health Co.	19,625	509,661
The Honest Co., Inc. (b)	4,167	43,253
USANA Health Sciences, Inc. (a)	3,029	279,274
Veru, Inc. (a)	11,397	97,216
		2,573,118
Tobacco - 0.1%
22nd Century Group, Inc. (a)	39,890	118,074
Turning Point Brands, Inc.	3,582	171,041
Vector Group Ltd.	5,282	67,346
		356,461
TOTAL CONSUMER STAPLES		13,359,432
ENERGY - 2.1%
Energy Equipment & Services - 0.4%
Aspen Aerogels, Inc. (a)	5,405	248,684
Cactus, Inc.	13,361	503,977
Championx Corp. (a)	9,194	205,578
DMC Global, Inc. (a)	4,518	166,759
Frank's International NV (a)	5,546	16,305
Liberty Oilfield Services, Inc. Class A (a)	7,586	92,018
Nextier Oilfield Solutions, Inc. (a)	4,243	19,518
Solaris Oilfield Infrastructure, Inc. Class A	1,734	14,462
TETRA Technologies, Inc. (a)	23,421	73,074
		1,340,375
Oil, Gas & Consumable Fuels - 1.7%
Altus Midstream Co.	108	7,455
Antero Resources Corp. (a)	8,428	158,531
Arch Resources, Inc. (a)(b)	719	66,687
Callon Petroleum Co. (a)	8,495	416,935
Centennial Resource Development, Inc. Class A (a)	5,595	37,487
Contango Oil & Gas Co. (a)(b)	36,363	166,179
Denbury, Inc. (a)	12,412	871,943
Dorian LPG Ltd.	1,305	16,195
Earthstone Energy, Inc. (a)	876	8,059
Energy Fuels, Inc. (a)(b)	31,219	219,157
Extraction Oil & Gas, Inc. (a)	1,505	84,957
Falcon Minerals Corp.	7,895	37,107
Kosmos Energy Ltd. (a)	100,024	296,071
Laredo Petroleum, Inc. (a)(b)	856	69,396
Magnolia Oil & Gas Corp. Class A	34,369	611,425
Matador Resources Co.	27,290	1,038,112
Oasis Petroleum, Inc.	4,192	416,769
Ovintiv, Inc.	3,683	121,097
Par Pacific Holdings, Inc. (a)	9,473	148,916
Riley Exploration Permian, Inc.	98	2,301
Southwestern Energy Co. (a)	166,363	921,651
Talos Energy, Inc. (a)	1,311	18,052
Tellurian, Inc. (a)(b)	88,622	346,512
Ur-Energy, Inc. (a)	41,040	70,589
Uranium Energy Corp. (a)	56,942	173,673
Vine Energy, Inc. Class A	6,097	100,418
		6,425,674
TOTAL ENERGY		7,766,049
FINANCIALS - 5.0%
Banks - 1.6%
Altabancorp	183	8,081
Cadence Bancorp Class A	10,803	237,234
Coastal Financial Corp. of Washington (a)	1,554	49,510
CrossFirst Bankshares, Inc.	5,295	68,835
Customers Bancorp, Inc. (a)	621	26,715
Eastern Bankshares, Inc.	8,563	173,829
FB Financial Corp.	613	26,285
First Financial Bankshares, Inc.	29,874	1,372,710
Five Star Bancorp	406	9,720
Glacier Bancorp, Inc.	3,101	171,640
Great Western Bancorp, Inc.	828	27,109
Investors Bancorp, Inc.	19,696	297,607
Lakeland Financial Corp.	313	22,298
Live Oak Bancshares, Inc.	7,775	494,723
Metrocity Bankshares, Inc.	858	17,992
Metropolitan Bank Holding Corp. (a)	142	11,971
Origin Bancorp, Inc.	846	35,828
Pacific Premier Bancorp, Inc.	3,693	153,038
RBB Bancorp	247	6,227
ServisFirst Bancshares, Inc.	10,188	792,626
Silvergate Capital Corp.	6,033	696,812
Southern First Bancshares, Inc. (a)	567	30,335
Stock Yards Bancorp, Inc.	987	57,888
Texas Capital Bancshares, Inc. (a)	4,624	277,532
Triumph Bancorp, Inc. (a)	5,426	543,305
Veritex Holdings, Inc.	1,951	76,791
West Bancorp., Inc.	648	19,459
		5,706,100
Capital Markets - 2.0%
Artisan Partners Asset Management, Inc.	14,477	708,215
Blucora, Inc. (a)	4,391	68,456
BrightSphere Investment Group, Inc.	14,250	372,353
Cohen & Steers, Inc.	6,116	512,337
Donnelley Financial Solutions, Inc. (a)	408	14,125
Focus Financial Partners, Inc. Class A (a)	14,709	770,310
GAMCO Investors, Inc. Class A	1,021	26,934
GCM Grosvenor, Inc. Class A	9,652	111,191
Greenhill & Co., Inc.	3,386	49,503
Hamilton Lane, Inc. Class A	8,377	710,537
Houlihan Lokey	10,954	1,008,863
Moelis & Co. Class A	8,298	513,397
Open Lending Corp. (a)	25,707	927,251
PJT Partners, Inc.	5,030	397,923
Pzena Investment Management, Inc.	4,106	40,403
StepStone Group, Inc. Class A	9,948	424,183
StoneX Group, Inc. (a)	275	18,123
Value Line, Inc.	196	6,715
Virtus Investment Partners, Inc.	1,811	561,990
WisdomTree Investments, Inc.	24,744	140,298
		7,383,107
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	1,335	70,835
CURO Group Holdings Corp.	5,159	89,405
First Cash Financial Services, Inc.	658	57,575
Green Dot Corp. Class A (a)	1,362	68,549
LendingTree, Inc. (a)	2,848	398,236
PROG Holdings, Inc.	2,577	108,260
Regional Management Corp.	793	46,137
		838,997
Insurance - 1.1%
Bright Health Group, Inc. (b)	9,156	74,713
BRP Group, Inc. (a)	11,593	385,931
eHealth, Inc. (a)	1,831	74,156
Goosehead Insurance	688	104,776
Investors Title Co.	53	9,678
James River Group Holdings Ltd.	1,262	47,615
Kinsale Capital Group, Inc.	5,319	860,082
Palomar Holdings, Inc. (a)	6,090	492,255
RLI Corp.	9,150	917,471
Selectquote, Inc. (a)(b)	33,074	427,647
Trupanion, Inc. (a)	9,407	730,642
		4,124,966
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,219	65,192
PennyMac Mortgage Investment Trust	4,815	94,807
		159,999
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	1,418	73,084
Blue Foundry Bancorp	380	5,240
Bridgewater Bancshares, Inc. (a)	937	16,407
Columbia Financial, Inc. (a)	3,472	64,232
Hingham Institution for Savings	20	6,734
Kearny Financial Corp.	5,004	62,200
Meta Financial Group, Inc.	2,268	119,025
NMI Holdings, Inc. (a)	1,456	32,920
Walker & Dunlop, Inc.	744	84,444
		464,286
TOTAL FINANCIALS		18,677,455
HEALTH CARE - 28.8%
Biotechnology - 13.1%
4D Molecular Therapeutics, Inc.	508	13,701
ACADIA Pharmaceuticals, Inc. (a)	29,346	487,437
Acumen Pharmaceuticals, Inc.	1,326	19,704
Adagio Theraputics, Inc.	3,016	127,396
Aerovate Therapeutics, Inc.	1,397	29,309
Affimed NV (a)	28,690	177,304
Agenus, Inc. (a)	50,810	266,753
Akebia Therapeutics, Inc. (a)(b)	18,924	54,501
Akero Therapeutics, Inc. (a)(b)	4,695	104,933
Albireo Pharma, Inc. (a)	3,352	104,582
Aldeyra Therapeutics, Inc. (a)	11,947	104,895
Alector, Inc. (a)	14,344	327,330
Aligos Therapeutics, Inc. (b)	5,170	80,187
Alkermes PLC (a)	39,467	1,217,162
Allakos, Inc. (a)	8,574	907,729
Allogene Therapeutics, Inc. (a)	6,677	171,599
Allovir, Inc. (a)(b)	7,212	180,733
Alpine Immune Sciences, Inc. (a)(b)	2,888	30,815
ALX Oncology Holdings, Inc. (a)	4,333	320,035
Amicus Therapeutics, Inc. (a)	64,665	617,551
Anavex Life Sciences Corp. (a)	15,745	282,623
Apellis Pharmaceuticals, Inc. (a)	15,960	526,042
Applied Molecular Transport, Inc. (a)	6,144	158,945
Applied Therapeutics, Inc. (a)	3,272	54,315
AquaBounty Technologies, Inc. (a)	4,503	18,327
Arbutus Biopharma Corp. (a)	2,377	10,197
Arcutis Biotherapeutics, Inc. (a)	545	13,020
Ardelyx, Inc. (a)(b)	15,675	20,691
Arena Pharmaceuticals, Inc. (a)	1,361	81,048
Arrowhead Pharmaceuticals, Inc. (a)	24,964	1,558,503
Atara Biotherapeutics, Inc. (a)	1,733	31,021
Athenex, Inc. (a)(b)	12,158	36,596
Athersys, Inc. (a)	43,514	57,874
Atossa Therapeutics, Inc. (a)(b)	1,773	5,780
Avid Bioservices, Inc. (a)	14,012	302,239
Avidity Biosciences, Inc. (a)(b)	1,540	37,930
Avita Medical, Inc. (a)	6,016	106,604
Beam Therapeutics, Inc. (a)(b)	12,266	1,067,265
BeyondSpring, Inc. (a)(b)	5,516	86,932
BioAtla, Inc. (b)	3,848	113,285
BioCryst Pharmaceuticals, Inc. (a)(b)	4,563	65,570
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,206	1,278,805
Biomea Fusion, Inc. (a)(b)	2,082	24,922
BioXcel Therapeutics, Inc. (a)	4,205	127,622
Blueprint Medicines Corp. (a)	13,485	1,386,393
BridgeBio Pharma, Inc. (a)(b)	17,802	834,380
Brooklyn ImmunoTherapeutics, Inc. (a)	6,382	59,353
C4 Therapeutics, Inc. (b)	9,465	422,896
CareDx, Inc. (a)	12,526	793,773
Caribou Biosciences, Inc.	2,755	65,762
Cel-Sci Corp. (a)	8,043	88,393
Celcuity, Inc. (a)	2,280	41,040
Celldex Therapeutics, Inc. (a)	8,863	478,513
Century Therapeutics, Inc.	1,641	41,288
Cerevel Therapeutics Holdings (a)	9,856	290,752
ChemoCentryx, Inc. (a)	923	15,783
Chimerix, Inc. (a)	13,214	81,795
Chinook Therapeutics, Inc. rights (a)(c)	985	49
Clene, Inc. (a)	3,165	21,617
Clovis Oncology, Inc. (a)(b)	27,809	124,028
Codiak Biosciences, Inc.	3,958	64,634
Cogent Biosciences, Inc. (a)	2,427	20,411
Coherus BioSciences, Inc. (a)	15,845	254,629
Cortexyme, Inc. (a)(b)	4,880	447,301
Crinetics Pharmaceuticals, Inc. (a)	7,823	164,674
Cue Biopharma, Inc. (a)	7,714	112,393
Cullinan Oncology, Inc.	359	8,103
Curis, Inc. (a)	18,507	144,910
Cytokinetics, Inc. (a)	18,080	646,179
CytomX Therapeutics, Inc. (a)	13,201	67,193
Day One Biopharmaceuticals, Inc.	1,524	36,165
Deciphera Pharmaceuticals, Inc. (a)	8,428	286,383
Denali Therapeutics, Inc. (a)	22,401	1,130,130
DermTech, Inc. (a)(b)	5,984	192,146
Design Therapeutics, Inc. (a)	1,943	28,543
Dicerna Pharmaceuticals, Inc. (a)	17,110	344,938
Dynavax Technologies Corp. (a)(b)	26,549	510,006
Eagle Pharmaceuticals, Inc. (a)(b)	1,304	72,737
Editas Medicine, Inc. (a)	16,821	691,007
Eliem Therapeutics, Inc.	980	17,620
Enanta Pharmaceuticals, Inc. (a)	410	23,292
Epizyme, Inc. (a)	22,208	113,705
Erasca, Inc.	2,993	63,511
Evelo Biosciences, Inc. (a)	7,530	53,011
Fate Therapeutics, Inc. (a)	19,990	1,184,807
FibroGen, Inc. (a)	19,355	197,808
Finch Therapeutics Group, Inc.	141	1,833
Flexion Therapeutics, Inc. (a)	12,022	73,334
Foghorn Therapeutics, Inc.	602	8,386
Forte Biosciences, Inc. (a)(b)	2,615	7,740
Fortress Biotech, Inc. (a)	17,872	57,548
G1 Therapeutics, Inc. (a)(b)	5,771	77,447
Gemini Therapeutics, Inc. (a)	747	3,018
Generation Bio Co. (a)(b)	10,065	252,330
Global Blood Therapeutics, Inc. (a)	14,744	375,677
Graphite Bio, Inc.	2,258	37,009
Greenwich Lifesciences, Inc. (b)	956	37,351
Gt Biopharma, Inc. (a)	4,264	28,739
Halozyme Therapeutics, Inc. (a)	34,822	1,416,559
Harpoon Therapeutics, Inc. (a)	4,480	35,392
Heron Therapeutics, Inc. (a)(b)	22,699	242,652
Hookipa Pharma, Inc. (a)(b)	2,840	16,728
Humanigen, Inc. (a)(b)	11,184	66,321
Icosavax, Inc.	1,924	56,931
Ideaya Biosciences, Inc. (a)(b)	1,963	50,037
IGM Biosciences, Inc.	1,973	129,744
Imago BioSciences, Inc.	1,357	27,181
Immuneering Corp.	1,149	30,506
ImmunityBio, Inc. (a)(b)	1,886	18,370
ImmunoGen, Inc. (a)	26,411	149,750
Immunovant, Inc. (a)	6,452	56,068
Impel Neuropharma, Inc. (a)(b)	806	9,817
Infinity Pharmaceuticals, Inc. (a)(b)	19,584	66,977
Inhibrx, Inc. (a)	6,841	227,874
Insmed, Inc. (a)	28,390	781,861
Instil Bio, Inc. (b)	2,027	36,233
Intellia Therapeutics, Inc. (a)	16,938	2,272,232
Intercept Pharmaceuticals, Inc. (a)(b)	6,904	102,524
Invitae Corp. (a)(b)	12,706	361,232
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	35,595	464,871
Iveric Bio, Inc. (a)	5,109	82,970
Janux Therapeutics, Inc.	1,908	41,270
Kadmon Holdings, Inc. (a)	42,443	369,679
Kalvista Pharmaceuticals, Inc. (a)	4,818	84,074
Karuna Therapeutics, Inc. (a)	5,430	664,252
Karyopharm Therapeutics, Inc. (a)(b)	17,746	103,282
Keros Therapeutics, Inc. (a)	3,781	149,576
Kiniksa Pharmaceuticals Ltd. (a)(b)	3,161	36,004
Kinnate Biopharma, Inc.	205	4,719
Kodiak Sciences, Inc. (a)	8,241	790,971
Kronos Bio, Inc. (b)	1,068	22,385
Krystal Biotech, Inc. (a)	1,526	79,672
Kymera Therapeutics, Inc. (a)	8,477	497,939
Lexicon Pharmaceuticals, Inc. (a)	6,831	32,857
Ligand Pharmaceuticals, Inc. Class B (a)(b)	444	61,858
Lyell Immunopharma, Inc.	3,287	48,648
Macrogenics, Inc. (a)	13,556	283,863
Madrigal Pharmaceuticals, Inc. (a)	2,749	219,343
Magenta Therapeutics, Inc. (a)	6,496	47,291
MannKind Corp. (a)(b)	6,067	26,391
MaxCyte, Inc. (b)	2,185	26,679
MEI Pharma, Inc. (a)	27,100	74,796
MeiraGTx Holdings PLC (a)	728	9,595
Mersana Therapeutics, Inc. (a)	12,379	116,734
MiMedx Group, Inc. (a)	18,163	110,068
Mirum Pharmaceuticals, Inc. (a)	530	10,558
Molecular Templates, Inc. (a)	9,192	61,678
Monte Rosa Therapeutics, Inc.	1,609	35,849
Morphic Holding, Inc. (a)	5,101	288,921
Neoleukin Therapeutics, Inc. (a)	1,984	14,344
Neximmune, Inc.	2,903	43,951
Nurix Therapeutics, Inc. (a)	6,988	209,360
Nuvalent, Inc. Class A (b)	1,490	33,600
Ocugen, Inc. (a)(b)	45,235	324,787
Olema Pharmaceuticals, Inc. (b)	2,848	78,491
Omega Therapeutics, Inc.	1,026	19,340
OncoCyte Corp. (a)	11,146	39,680
Organogenesis Holdings, Inc. Class A (a)	9,496	135,223
ORIC Pharmaceuticals, Inc. (a)(b)	931	19,467
Outlook Therapeutics, Inc. (a)	21,676	47,037
Oyster Point Pharma, Inc. (a)	95	1,126
PMV Pharmaceuticals, Inc.	6,430	191,614
Portage Biotech, Inc. (a)	144	2,926
Praxis Precision Medicines, Inc.	580	10,724
Precigen, Inc. (a)(b)	20,371	101,651
Precision BioSciences, Inc. (a)	12,274	141,642
Prelude Therapeutics, Inc. (b)	2,644	82,625
Prometheus Biosciences, Inc.	316	7,492
Protagonist Therapeutics, Inc. (a)	11,002	194,955
Prothena Corp. PLC (a)	6,605	470,474
PTC Therapeutics, Inc. (a)	17,049	634,393
Puma Biotechnology, Inc. (a)	8,161	57,209
Radius Health, Inc. (a)	11,655	144,639
Rallybio Corp.	996	17,510
RAPT Therapeutics, Inc. (a)	5,233	162,485
Recursion Pharmaceuticals, Inc. (b)	4,643	106,835
REGENXBIO, Inc. (a)	5,065	212,325
Relay Therapeutics, Inc. (a)	13,070	412,097
Reneo Pharmaceuticals, Inc.	911	6,787
Replimune Group, Inc. (a)	5,076	150,453
Revolution Medicines, Inc.	2,102	57,826
Rigel Pharmaceuticals, Inc. (a)	42,704	155,016
Rocket Pharmaceuticals, Inc. (a)(b)	9,971	298,033
Rubius Therapeutics, Inc. (a)(b)	11,268	201,472
Sana Biotechnology, Inc. (b)	20,045	451,413
Sangamo Therapeutics, Inc. (a)	26,262	236,621
Scholar Rock Holding Corp. (a)(b)	5,703	188,313
Selecta Biosciences, Inc. (a)	2,070	8,611
Sera Prognostics, Inc.	646	7,177
Seres Therapeutics, Inc. (a)	17,188	119,628
Sesen Bio, Inc. (a)	46,647	37,000
Shattuck Labs, Inc.	5,265	107,301
Sigilon Therapeutics, Inc.	148	836
Sorrento Therapeutics, Inc. (a)(b)	61,708	470,832
Spectrum Pharmaceuticals, Inc. (a)	39,546	86,210
Spero Therapeutics, Inc. (a)(b)	5,722	105,342
Springworks Therapeutics, Inc. (a)(b)	7,144	453,215
Stoke Therapeutics, Inc. (a)	4,599	116,999
Summit Therapeutics, Inc. (a)	6,229	31,207
Sutro Biopharma, Inc. (a)	728	13,752
Syndax Pharmaceuticals, Inc. (a)(b)	2,720	51,979
Syros Pharmaceuticals, Inc. (a)	6,936	31,004
Talaris Therapeutics, Inc. (a)	1,478	20,042
Taysha Gene Therapies, Inc. (b)	4,578	85,242
Tenaya Therapeutics, Inc. (a)	1,937	39,999
TG Therapeutics, Inc. (a)	31,533	1,049,418
Travere Therapeutics, Inc. (a)	908	22,019
Trevena, Inc. (a)(b)	14,020	17,245
Trillium Therapeutics, Inc. (a)	3,773	66,254
Turning Point Therapeutics, Inc. (a)	1,231	81,775
Twist Bioscience Corp. (a)	11,640	1,245,131
UroGen Pharma Ltd. (a)(b)	3,573	60,098
Vaxart, Inc. (a)(b)	26,599	211,462
Vaxcyte, Inc.	2,852	72,355
VBI Vaccines, Inc. (a)	40,695	126,561
Vera Therapeutics, Inc. (a)	980	17,003
Verastem, Inc. (a)	42,518	130,955
Vericel Corp. (a)	11,493	560,858
Verve Therapeutics, Inc.	2,255	105,985
Vincerx Pharma, Inc. (a)	3,246	52,488
Vir Biotechnology, Inc. (a)	14,806	644,357
Viracta Therapeutics, Inc. (a)	1,978	15,864
VistaGen Therapeutics, Inc. (a)	39,923	109,389
Vor Biopharma, Inc. (a)(b)	357	5,598
Werewolf Therapeutics, Inc.	1,240	21,278
Xencor, Inc. (a)	13,924	454,758
XOMA Corp. (a)	94	2,327
Y-mAbs Therapeutics, Inc. (a)	8,565	244,445
Zentalis Pharmaceuticals, Inc. (a)	8,773	584,633
ZIOPHARM Oncology, Inc. (a)(b)	51,000	92,820
		48,439,445
Health Care Equipment & Supplies - 5.9%
Accelerate Diagnostics, Inc. (a)(b)	7,927	46,214
Accuray, Inc. (a)(b)	23,076	91,150
Acutus Medical, Inc. (a)(b)	4,826	42,662
Alphatec Holdings, Inc. (a)	16,025	195,345
Apyx Medical Corp. (a)	7,663	106,133
Asensus Surgical, Inc. (a)	17,186	31,794
Aspira Women's Health, Inc. (a)(b)	17,476	56,797
Atricure, Inc. (a)	11,014	766,024
Atrion Corp.	339	236,453
AxoGen, Inc. (a)	9,498	150,068
Axonics Modulation Technologies, Inc. (a)	11,316	736,558
BioLife Solutions, Inc. (a)	6,002	254,005
Bioventus, Inc. (b)	3,506	49,645
Butterfly Network, Inc. Class A (a)(b)	44,965	469,435
Cardiovascular Systems, Inc. (a)	9,575	314,347
Cerus Corp. (a)	41,533	252,936
ClearPoint Neuro, Inc. (a)(b)	4,692	83,283
CONMED Corp.	7,143	934,519
Cryolife, Inc. (a)	8,184	182,421
CryoPort, Inc. (a)(b)	9,995	664,767
Cutera, Inc. (a)	4,347	202,570
CVRx, Inc.	1,574	26,034
CytoSorbents Corp. (a)	10,294	83,587
Eargo, Inc.	4,878	32,829
Glaukos Corp. (a)	11,040	531,797
Haemonetics Corp. (a)	8,475	598,250
Heska Corp. (a)	2,408	622,564
Inari Medical, Inc. (a)	8,404	681,564
Inogen, Inc. (a)	4,775	205,755
Intersect ENT, Inc. (a)	8,185	222,632
IRadimed Corp. (a)	1,541	51,762
iRhythm Technologies, Inc. (a)	7,228	423,272
Lantheus Holdings, Inc.	2,393	61,452
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	4,626	245,594
LivaNova PLC (a)	10,550	835,455
Meridian Bioscience, Inc. (a)	1,147	22,068
Merit Medical Systems, Inc. (a)	11,252	807,894
Misonix, Inc. (a)	1,575	39,848
Neogen Corp. (a)	24,844	1,078,975
Neuronetics, Inc. (a)	5,638	36,985
NeuroPace, Inc. (a)	1,719	27,246
Nevro Corp. (a)	8,511	990,510
NuVasive, Inc. (a)	12,693	759,676
Ortho Clinical Diagnostics Holdings PLC	27,232	503,247
OrthoPediatrics Corp. (a)	3,382	221,555
Outset Medical, Inc.	11,283	557,832
PAVmed, Inc. (a)	17,599	150,295
Pulmonx Corp.	6,419	230,956
Pulse Biosciences, Inc. (a)(b)	3,423	73,937
Quotient Ltd. (a)	18,873	44,163
Retractable Technologies, Inc. (a)(b)	4,363	48,124
RxSight, Inc.	1,611	20,411
Seaspine Holdings Corp. (a)	4,030	63,392
Senseonics Holdings, Inc. (a)(b)	105,949	359,167
Shockwave Medical, Inc. (a)	8,311	1,711,069
SI-BONE, Inc. (a)	8,028	171,960
Sientra, Inc. (a)	12,681	72,662
Sight Sciences, Inc.	2,245	50,962
Silk Road Medical, Inc. (a)	8,322	457,960
Soliton, Inc. (a)	2,858	58,189
Staar Surgical Co. (a)	11,691	1,502,644
Stereotaxis, Inc. (a)	12,193	65,598
SurModics, Inc. (a)	3,324	184,814
Tactile Systems Technology, Inc. (a)	4,717	209,671
TransMedics Group, Inc. (a)	6,372	210,849
Treace Medical Concepts, Inc.	2,765	74,379
Utah Medical Products, Inc.	49	4,549
Vapotherm, Inc. (a)(b)	5,612	124,979
Varex Imaging Corp. (a)	1,212	34,178
ViewRay, Inc. (a)(b)	33,921	244,570
Wright Medical Group NV (c)	213	0
Zynex, Inc. (a)(b)	4,863	55,390
		21,760,377
Health Care Providers & Services - 4.0%
1Life Healthcare, Inc. (a)	28,665	580,466
Accolade, Inc. (a)	12,446	524,848
Addus HomeCare Corp. (a)	1,641	130,870
Agiliti, Inc. (a)	5,752	109,518
Alignment Healthcare, Inc. (b)	6,471	103,407
AMN Healthcare Services, Inc. (a)	11,600	1,331,100
Apollo Medical Holdings, Inc. (a)(b)	9,276	844,580
Apria, Inc.	1,767	65,644
Aveanna Healthcare Holdings, Inc.	9,671	77,561
Biodesix, Inc.	2,967	24,389
Castle Biosciences, Inc. (a)	4,832	321,328
Community Health Systems, Inc. (a)	26,517	310,249
Corvel Corp. (a)	2,150	400,373
Cross Country Healthcare, Inc. (a)	1,126	23,916
Exagen, Inc. (a)	759	10,322
Fulgent Genetics, Inc. (a)(b)	637	57,298
Hanger, Inc. (a)	9,278	203,745
HealthEquity, Inc.	20,138	1,304,137
InfuSystems Holdings, Inc. (a)	4,512	58,791
Innovage Holding Corp. (a)(b)	4,380	28,952
LHC Group, Inc. (a)	7,531	1,181,689
LifeStance Health Group, Inc.	7,140	103,530
MEDNAX, Inc. (a)	9,845	279,893
Modivcare, Inc. (a)	1,015	184,344
National Research Corp. Class A	3,419	144,179
Ontrak, Inc. (a)(b)	2,112	21,204
Owens & Minor, Inc.	14,659	458,680
Patterson Companies, Inc.	5,297	159,652
Pennant Group, Inc. (a)	6,330	177,810
PetIQ, Inc. Class A (a)(b)	6,569	164,028
Privia Health Group, Inc. (b)	4,937	116,316
Progyny, Inc. (a)	15,598	873,488
R1 RCM, Inc. (a)	29,266	644,145
RadNet, Inc. (a)	11,163	327,188
Select Medical Holdings Corp.	27,237	985,162
Sharps Compliance Corp. (a)	3,617	29,913
SOC Telemed, Inc. Class A (a)	11,236	25,393
Surgery Partners, Inc. (a)	7,745	327,923
Tenet Healthcare Corp. (a)	3,166	210,349
The Ensign Group, Inc.	12,925	967,953
The Joint Corp. (a)	3,402	333,464
Tivity Health, Inc. (a)	6,250	144,125
U.S. Physical Therapy, Inc.	3,156	349,054
Viemed Healthcare, Inc. (a)	1,326	7,359
		14,728,335
Health Care Technology - 2.0%
Convey Holding Parent, Inc.	1,952	16,397
Evolent Health, Inc. (a)	3,879	120,249
Forian, Inc. (a)	4,102	42,333
Health Catalyst, Inc. (a)(b)	12,287	614,473
iCAD, Inc. (a)	5,376	57,792
Inovalon Holdings, Inc. Class A (a)	18,601	749,434
Inspire Medical Systems, Inc. (a)	6,620	1,541,666
MultiPlan Corp. Class A (a)	8,702	48,992
NantHealth, Inc. (a)	3,288	5,294
Omnicell, Inc. (a)	10,595	1,572,616
OptimizeRx Corp. (a)(b)	4,249	363,502
Phreesia, Inc. (a)	12,048	743,362
Schrodinger, Inc. (a)	11,197	612,252
Simulations Plus, Inc.	3,794	149,863
Tabula Rasa HealthCare, Inc. (a)(b)	5,491	143,919
Vocera Communications, Inc. (a)	8,438	386,123
		7,168,267
Life Sciences Tools & Services - 1.5%
Absci Corp.	1,922	22,353
Akoya Biosciences, Inc. (a)	1,928	26,915
Alpha Teknova, Inc.	959	23,870
Berkeley Lights, Inc. (a)	11,924	233,233
BioNano Genomics, Inc. (a)(b)	68,972	379,346
ChromaDex, Inc. (a)(b)	11,543	72,375
Codex DNA, Inc.	1,047	11,653
Codexis, Inc. (a)	14,832	344,992
Cytek Biosciences, Inc.	3,214	68,812
Fluidigm Corp. (a)(b)	1,649	10,867
Harvard Bioscience, Inc. (a)	8,663	60,468
Inotiv, Inc. (a)	3,179	92,954
Medpace Holdings, Inc. (a)	7,158	1,354,866
Nanostring Technologies, Inc. (a)	10,294	494,215
NeoGenomics, Inc. (a)	27,952	1,348,404
Pacific Biosciences of California, Inc. (a)	21,919	560,030
Personalis, Inc. (a)	747	14,372
Quanterix Corp. (a)	7,610	378,902
Rapid Micro Biosystems, Inc.	1,098	20,280
Seer, Inc. (b)	3,965	136,911
Singular Genomics Systems, Inc.	1,624	18,173
		5,673,991
Pharmaceuticals - 2.3%
9 Meters Biopharma, Inc. (a)	55,034	71,544
Aclaris Therapeutics, Inc. (a)	12,548	225,864
Aerie Pharmaceuticals, Inc. (a)(b)	10,380	118,332
Amneal Pharmaceuticals, Inc. (a)	24,607	131,401
Amphastar Pharmaceuticals, Inc. (a)	2,544	48,361
Ampio Pharmaceuticals, Inc. (a)(b)	48,106	79,856
Angion Biomedica Corp.	5,356	52,328
Antares Pharma, Inc. (a)	41,928	152,618
Arvinas Holding Co. LLC (a)	10,736	882,284
Atea Pharmaceuticals, Inc. (b)	1,408	49,364
Avalo Therapeutics, Inc. (a)	11,505	25,081
Axsome Therapeutics, Inc. (a)(b)	6,792	223,864
Biodelivery Sciences International, Inc. (a)	23,258	83,961
Cassava Sciences, Inc. (a)(b)	9,405	583,862
Collegium Pharmaceutical, Inc. (a)	8,684	171,422
Corcept Therapeutics, Inc. (a)	23,648	465,393
CorMedix, Inc. (a)	787	3,660
Cyteir Therapeutics, Inc. (b)	1,142	20,042
Durect Corp. (a)	54,432	69,673
Edgewise Therapeutics, Inc. (a)	3,148	52,257
Esperion Therapeutics, Inc. (a)(b)	6,422	77,385
Evolus, Inc. (a)	8,118	61,859
Harmony Biosciences Holdings, Inc. (a)	5,533	212,080
Ikena Oncology, Inc. (a)(b)	185	2,335
Innoviva, Inc. (a)	886	14,805
Intra-Cellular Therapies, Inc. (a)	17,408	648,970
Kala Pharmaceuticals, Inc. (a)(b)	7,971	20,884
Kaleido Biosciences, Inc. (a)(b)	4,286	23,402
KemPharm, Inc. (a)	3,466	32,338
Landos Biopharma, Inc.	1,098	16,031
Marinus Pharmaceuticals, Inc. (a)(b)	9,002	102,443
Mind Medicine (MindMed), Inc. (a)	85,788	199,886
NGM Biopharmaceuticals, Inc.	647	13,600
Nuvation Bio, Inc. (a)(b)	13,819	137,361
Ocular Therapeutix, Inc. (a)	19,090	190,900
Omeros Corp. (a)(b)	14,759	203,527
Oramed Pharmaceuticals, Inc. (a)	7,431	163,333
Pacira Biosciences, Inc. (a)	10,725	600,600
Paratek Pharmaceuticals, Inc. (a)(b)	11,696	56,843
Phathom Pharmaceuticals, Inc. (a)	4,945	158,735
Phibro Animal Health Corp. Class A	4,945	106,515
Pliant Therapeutics, Inc. (a)	5,398	91,118
Rain Therapeutics, Inc.	1,214	18,161
Reata Pharmaceuticals, Inc. (a)	5,857	589,273
Relmada Therapeutics, Inc. (a)	3,792	99,388
Revance Therapeutics, Inc. (a)	17,359	483,622
Seelos Therapeutics, Inc. (a)	24,176	58,264
SIGA Technologies, Inc. (a)	11,929	88,155
Tarsus Pharmaceuticals, Inc. (a)	1,582	34,092
Terns Pharmaceuticals, Inc.	2,124	22,132
TherapeuticsMD, Inc. (a)	96,064	71,222
Theravance Biopharma, Inc. (a)	13,400	99,160
Verrica Pharmaceuticals, Inc. (a)(b)	3,035	37,938
WAVE Life Sciences (a)	9,600	47,040
		8,294,564
TOTAL HEALTH CARE		106,064,979
INDUSTRIALS - 14.1%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc.	14,575	634,741
AeroVironment, Inc. (a)	5,529	477,263
Byrna Technologies, Inc. (a)(b)	4,461	97,517
Kratos Defense & Security Solutions, Inc. (a)	6,924	154,474
PAE, Inc. (a)	16,799	100,458
		1,464,453
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. (a)	2,178	103,912
Forward Air Corp.	6,658	552,747
		656,659
Airlines - 0.3%
Allegiant Travel Co. (a)	3,762	735,396
Frontier Group Holdings, Inc.	8,466	133,678
Sun Country Airlines Holdings, Inc. (a)(b)	4,244	142,344
		1,011,418
Building Products - 1.3%
AAON, Inc.	10,266	670,780
Cornerstone Building Brands, Inc. (a)	13,509	197,366
CSW Industrials, Inc.	3,625	462,913
Gibraltar Industries, Inc. (a)	2,337	162,772
Insteel Industries, Inc.	405	15,410
Jeld-Wen Holding, Inc. (a)	8,221	205,772
Masonite International Corp. (a)	5,942	630,624
PGT Innovations, Inc. (a)	6,792	129,727
Resideo Technologies, Inc. (a)	4,230	104,862
Simpson Manufacturing Co. Ltd.	10,731	1,147,895
UFP Industries, Inc.	13,436	913,379
		4,641,500
Commercial Services & Supplies - 1.7%
Casella Waste Systems, Inc. Class A (a)	11,149	846,655
Cimpress PLC (a)	4,136	359,129
Covanta Holding Corp.	29,317	589,858
Harsco Corp. (a)	8,242	139,702
Healthcare Services Group, Inc.	9,538	238,355
Heritage-Crystal Clean, Inc. (a)	1,434	41,557
HNI Corp.	994	36,500
Interface, Inc.	3,304	50,056
Montrose Environmental Group, Inc. (a)	5,681	350,745
Pitney Bowes, Inc.	43,047	310,369
SP Plus Corp. (a)	5,619	172,335
Tetra Tech, Inc.	13,280	1,983,235
The Brink's Co.	12,006	759,980
U.S. Ecology, Inc. (a)	813	26,301
Viad Corp. (a)	4,977	226,006
		6,130,783
Construction & Engineering - 1.1%
Ameresco, Inc. Class A (a)	7,619	445,178
Comfort Systems U.S.A., Inc.	8,805	627,973
Construction Partners, Inc. Class A (a)	7,142	238,329
Dycom Industries, Inc. (a)	5,956	424,305
EMCOR Group, Inc.	1,349	155,648
IES Holdings, Inc. (a)	2,137	97,640
Infrastructure and Energy Alternatives, Inc.	2,999	34,279
MYR Group, Inc. (a)	3,074	305,863
NV5 Global, Inc. (a)	791	77,969
Sterling Construction Co., Inc. (a)	1,395	31,625
Willscot Mobile Mini Holdings (a)	51,615	1,637,228
		4,076,037
Electrical Equipment - 1.3%
Advent Technologies Holdings, Inc. Class A (a)(b)	2,666	23,194
Allied Motion Technologies, Inc.	2,704	84,581
Array Technologies, Inc.	7,404	137,122
Atkore, Inc. (a)	11,352	986,716
Babcock & Wilcox Enterprises, Inc. (a)	3,907	25,044
Beam Global (a)(b)	1,923	52,633
Blink Charging Co. (a)(b)	8,984	257,032
Bloom Energy Corp. Class A (a)(b)	34,402	644,005
EnerSys	1,129	84,043
Eos Energy Enterprises, Inc. (b)	10,528	147,708
FTC Solar, Inc. (a)	4,474	34,852
FuelCell Energy, Inc. (a)(b)	61,529	411,629
GrafTech International Ltd.	44,265	456,815
Romeo Power, Inc. (a)(b)	24,287	120,221
Stem, Inc.	11,978	286,154
TPI Composites, Inc. (a)(b)	8,898	300,308
Vicor Corp. (a)	5,237	702,596
		4,754,653
Industrial Conglomerates - 0.1%
Raven Industries, Inc. (a)	8,794	506,622
Machinery - 4.0%
AgEagle Aerial Systems, Inc. (a)(b)	10,654	32,069
Alamo Group, Inc.	2,138	298,315
Albany International Corp. Class A	1,493	114,767
Blue Bird Corp. (a)	1,854	38,674
Chart Industries, Inc. (a)	5,412	1,034,287
CIRCOR International, Inc. (a)	4,563	150,625
Commercial Vehicle Group, Inc. (a)	2,757	26,081
Desktop Metal, Inc. (a)(b)	29,343	210,389
Douglas Dynamics, Inc.	5,459	198,162
Energy Recovery, Inc. (a)	10,350	196,961
Enerpac Tool Group Corp. Class A	14,721	305,166
ESCO Technologies, Inc.	467	35,959
Evoqua Water Technologies Corp. (a)	28,464	1,069,108
ExOne Co. (a)	317	7,411
Federal Signal Corp.	14,837	573,005
Franklin Electric Co., Inc.	11,360	907,096
Gorman-Rupp Co.	837	29,973
Helios Technologies, Inc.	7,959	653,513
Hillenbrand, Inc.	9,845	419,889
Hydrofarm Holdings Group, Inc. (b)	9,611	363,776
Hyliion Holdings Corp. Class A (a)(b)	5,677	47,687
John Bean Technologies Corp.	7,715	1,084,343
Kadant, Inc.	2,827	576,991
Lindsay Corp.	2,417	366,876
Luxfer Holdings PLC sponsored	2,876	56,456
Lydall, Inc. (a)	1,902	118,095
Meritor, Inc. (a)	14,062	299,661
Mueller Industries, Inc.	5,424	222,926
Mueller Water Products, Inc. Class A	2,437	37,091
Nikola Corp. (a)(b)	55,232	589,325
Omega Flex, Inc.	748	106,732
Proto Labs, Inc. (a)	1,094	72,860
RBC Bearings, Inc. (a)	984	208,805
REV Group, Inc.	1,006	17,263
Rexnord Corp.	15,780	1,014,496
SPX Corp. (a)	9,003	481,210
SPX Flow, Inc.	846	61,843
Tennant Co.	4,481	331,370
Terex Corp.	16,858	709,722
The Shyft Group, Inc.	8,552	325,062
Titan International, Inc. (a)	1,974	14,134
Wabash National Corp.	579	8,760
Watts Water Technologies, Inc. Class A	3,765	632,859
Welbilt, Inc. (a)	32,157	747,329
		14,797,122
Professional Services - 2.2%
ASGN, Inc. (a)	11,459	1,296,471
Atlas Technical Consultants, Inc.	511	5,197
CRA International, Inc.	1,459	144,937
Exponent, Inc.	12,775	1,445,491
First Advantage Corp.	6,606	125,844
Forrester Research, Inc. (a)	2,744	135,169
Franklin Covey Co. (a)	3,128	127,591
Heidrick & Struggles International, Inc.	1,982	88,457
Hirequest, Inc.	986	19,059
Huron Consulting Group, Inc. (a)	596	30,992
Insperity, Inc.	8,911	986,804
KBR, Inc.	30,448	1,199,651
Kforce, Inc.	4,935	294,323
TriNet Group, Inc. (a)	9,961	942,111
Upwork, Inc. (a)	29,060	1,308,572
Willdan Group, Inc. (a)	2,199	78,262
		8,228,931
Road & Rail - 0.5%
Daseke, Inc. (a)	9,837	90,599
HyreCar, Inc. (a)	4,249	36,117
P.A.M. Transportation Services, Inc. (a)	134	6,027
Saia, Inc. (a)	6,538	1,556,240
Universal Logistics Holdings, Inc.	1,383	27,771
Werner Enterprises, Inc.	1,680	74,374
Yellow Corp. (a)	766	4,328
		1,795,456
Trading Companies & Distributors - 1.0%
Alta Equipment Group, Inc. (a)	704	9,666
Applied Industrial Technologies, Inc.	9,547	860,471
Beacon Roofing Supply, Inc. (a)	10,378	495,653
BlueLinx Corp. (a)	2,271	111,006
Boise Cascade Co.	2,129	114,923
CAI International, Inc.	901	50,375
Custom Truck One Source, Inc. Class A (a)	3,685	34,381
EVI Industries, Inc. (a)(b)	1,346	36,611
Global Industrial Co.	2,379	90,140
H&E Equipment Services, Inc.	7,894	274,001
Herc Holdings, Inc.	6,146	1,004,625
Karat Packaging, Inc. (a)	1,089	22,902
Lawson Products, Inc. (a)	1,168	58,412
McGrath RentCorp.	4,077	293,340
Textainer Group Holdings Ltd. (a)	1,612	56,275
Transcat, Inc. (a)	1,709	110,196
WESCO International, Inc. (a)	2,031	234,215
		3,857,192
TOTAL INDUSTRIALS		51,920,826
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 0.7%
ADTRAN, Inc.	798	14,970
CalAmp Corp. (a)	8,326	82,844
Calix, Inc. (a)	11,285	557,818
Cambium Networks Corp. (a)	2,646	95,759
Casa Systems, Inc. (a)	7,222	48,965
Clearfield, Inc. (a)	2,840	125,386
DZS, Inc. (a)	1,740	21,332
EMCORE Corp. (a)	1,491	11,153
Extreme Networks, Inc. (a)	30,324	298,691
Harmonic, Inc. (a)	3,973	34,764
Infinera Corp. (a)(b)	44,284	368,443
Inseego Corp. (a)(b)	4,051	26,980
Plantronics, Inc. (a)	4,314	110,913
Viavi Solutions, Inc. (a)	49,619	781,003
		2,579,021
Electronic Equipment & Components - 2.6%
908 Devices, Inc. (b)	3,197	103,966
Advanced Energy Industries, Inc.	9,498	833,450
Akoustis Technologies, Inc. (a)	10,896	105,691
Arlo Technologies, Inc. (a)	20,428	130,943
Badger Meter, Inc.	7,166	724,769
CTS Corp.	1,608	49,703
Fabrinet (a)	7,817	801,321
FARO Technologies, Inc. (a)	2,229	146,690
Identiv, Inc. (a)	4,872	91,788
II-VI, Inc. (a)(b)	23,959	1,422,206
Insight Enterprises, Inc. (a)	2,994	269,700
Iteris, Inc. (a)	10,579	55,857
Itron, Inc. (a)	9,119	689,670
Kimball Electronics, Inc. (a)	230	5,927
Luna Innovations, Inc. (a)	7,851	74,585
MicroVision, Inc. (a)(b)	40,442	446,884
Napco Security Technolgies, Inc. (a)	3,559	153,322
nLIGHT, Inc. (a)	10,445	294,445
Novanta, Inc. (a)	8,664	1,338,588
OSI Systems, Inc. (a)	355	33,654
Ouster, Inc. (a)(b)	7,195	52,667
Par Technology Corp. (a)(b)	5,970	367,215
Plexus Corp. (a)	6,041	540,126
Rogers Corp. (a)	4,049	755,058
Velodyne Lidar, Inc. (a)(b)	18,677	110,568
Vishay Intertechnology, Inc.	4,565	91,711
		9,690,504
IT Services - 2.5%
BigCommerce Holdings, Inc. (a)(b)	11,929	604,085
Brightcove, Inc. (a)	10,104	116,600
Cantaloupe, Inc. (a)	14,273	153,863
Cass Information Systems, Inc.	483	20,214
CSG Systems International, Inc.	3,677	177,231
Digitalocean Holdings, Inc.	11,517	894,065
EVERTEC, Inc.	14,871	679,902
EVO Payments, Inc. Class A (a)	11,795	279,306
ExlService Holdings, Inc. (a)	8,065	992,963
Flywire Corp. (a)	2,514	110,214
GreenBox POS (a)(b)	4,583	37,993
GreenSky, Inc. Class A (a)	17,540	196,097
Grid Dynamics Holdings, Inc. (a)	10,335	301,989
Hackett Group, Inc.	5,534	108,577
i3 Verticals, Inc. Class A	5,445	131,823
IBEX Ltd. (a)	1,391	23,647
International Money Express, Inc. (a)	8,210	137,107
Maximus, Inc.	15,078	1,254,490
Paya Holdings, Inc. (b)	20,627	224,215
Perficient, Inc. (a)	8,040	930,228
Priority Technology Holdings, Inc. (a)	2,385	15,932
Rackspace Technology, Inc. (a)(b)	9,659	137,351
Repay Holdings Corp. (a)	9,604	221,180
Ttec Holdings, Inc.	4,599	430,144
Tucows, Inc. (a)	2,331	184,032
Unisys Corp. (a)	12,627	317,443
Verra Mobility Corp. (a)	33,187	500,128
		9,180,819
Semiconductors & Semiconductor Equipment - 5.0%
Alpha & Omega Semiconductor Ltd. (a)	4,325	135,675
Ambarella, Inc. (a)	8,588	1,337,495
Amkor Technology, Inc.	5,258	131,187
Atomera, Inc. (a)(b)	5,030	116,143
Axcelis Technologies, Inc. (a)	8,186	384,988
CEVA, Inc. (a)	5,524	235,709
CMC Materials, Inc.	7,176	884,298
Cohu, Inc. (a)	10,245	327,225
Diodes, Inc. (a)	8,292	751,172
FormFactor, Inc. (a)	16,823	628,003
Ichor Holdings Ltd. (a)	4,487	184,371
Impinj, Inc. (a)	4,584	261,884
Kopin Corp. (a)	19,213	98,563
Kulicke & Soffa Industries, Inc.	15,060	877,697
Lattice Semiconductor Corp. (a)	33,430	2,161,250
MACOM Technology Solutions Holdings, Inc. (a)	11,963	776,040
MaxLinear, Inc. Class A (a)	17,478	860,792
Meta Materials, Inc. (a)(b)	53,654	310,120
NVE Corp.	1,049	67,105
Onto Innovation, Inc. (a)	3,819	275,923
Power Integrations, Inc.	14,867	1,471,684
Semtech Corp. (a)	15,896	1,239,411
Silicon Laboratories, Inc. (a)	10,881	1,525,081
SiTime Corp. (a)	3,206	654,569
SkyWater Technology, Inc. (a)(b)	1,826	49,667
SMART Global Holdings, Inc. (a)	4,271	190,060
SunPower Corp. (a)(b)	15,570	353,128
Synaptics, Inc. (a)	8,679	1,559,877
Ultra Clean Holdings, Inc. (a)	10,978	467,663
		18,316,780
Software - 11.3%
8x8, Inc. (a)	27,251	637,401
A10 Networks, Inc. (a)	12,361	166,626
ACI Worldwide, Inc. (a)	29,088	893,874
Agilysys, Inc. (a)	4,384	229,546
Alarm.com Holdings, Inc. (a)	11,686	913,728
Alkami Technology, Inc. (a)	1,652	40,771
Altair Engineering, Inc. Class A (a)	11,445	789,018
American Software, Inc. Class A	5,939	141,051
AppFolio, Inc. (a)	4,616	555,766
Appian Corp. Class A (b)	9,680	895,497
Asana, Inc.	16,715	1,735,686
Avaya Holdings Corp. (a)	20,137	398,511
Benefitfocus, Inc. (a)	4,374	48,551
Blackbaud, Inc. (a)	11,883	835,969
BlackLine, Inc. (a)	13,219	1,560,635
Bottomline Technologies, Inc. (a)	1,924	75,575
Box, Inc. Class A (a)	35,022	828,971
BTRS Holdings, Inc. (a)	16,039	170,655
Cerence, Inc. (a)(b)	9,329	896,610
ChannelAdvisor Corp. (a)	5,141	129,707
Cloudera, Inc. (a)	34,752	554,989
CommVault Systems, Inc. (a)	11,327	853,036
Cornerstone OnDemand, Inc. (a)	15,513	888,274
Couchbase, Inc. (b)	1,778	55,314
CS Disco, Inc.	1,410	67,595
Digimarc Corp. (a)(b)	3,129	107,763
Digital Turbine, Inc. (a)	22,370	1,537,938
Domo, Inc. Class B (a)	6,813	575,290
eGain Communications Corp. (a)	2,310	23,562
Envestnet, Inc. (a)	12,529	1,005,327
EverCommerce, Inc.	3,136	51,713
Instructure Holdings, Inc.	542	12,244
Intapp, Inc.	1,895	48,815
Intelligent Systems Corp. (a)	1,802	73,179
InterDigital, Inc.	2,968	201,290
j2 Global, Inc. (a)	10,694	1,461,014
JFrog Ltd. (b)	13,006	435,701
Kaltura, Inc. (b)	2,156	22,185
LivePerson, Inc. (a)	15,931	939,132
Marathon Digital Holdings, Inc. (a)(b)	1,441	45,507
MeridianLink, Inc.	2,389	53,418
MicroStrategy, Inc. Class A (a)(b)	1,930	1,116,312
Mimecast Ltd. (a)	15,011	954,700
Mitek Systems, Inc. (a)	10,638	196,803
Model N, Inc. (a)	7,992	267,732
Momentive Global, Inc. (a)	31,954	626,298
ON24, Inc. (a)	4,354	86,819
Onespan, Inc. (a)	8,569	160,926
Pagerduty, Inc. (a)	19,895	824,051
Progress Software Corp.	10,829	532,679
PROS Holdings, Inc. (a)	9,806	347,917
Q2 Holdings, Inc. (a)	13,478	1,080,127
QAD, Inc. Class A	2,636	230,360
Qualys, Inc. (a)	8,375	932,054
Rapid7, Inc. (a)	13,665	1,544,418
Rekor Systems, Inc. (a)	5,097	58,565
Rimini Street, Inc. (a)	10,867	104,867
Riot Blockchain, Inc. (a)(b)	20,765	533,661
SailPoint Technologies Holding, Inc. (a)	22,505	965,014
Sapiens International Corp. NV	7,656	220,340
ShotSpotter, Inc. (a)	2,060	74,922
Sprout Social, Inc. (a)	11,016	1,343,401
SPS Commerce, Inc. (a)	8,884	1,433,078
Sumo Logic, Inc. (b)	21,036	339,100
Telos Corp.	9,814	278,914
Tenable Holdings, Inc. (a)	22,351	1,031,275
Upland Software, Inc. (a)	7,110	237,758
Varonis Systems, Inc. (a)	26,081	1,587,029
Veritone, Inc. (a)(b)	7,052	168,472
Viant Technology, Inc.	2,889	35,304
Vonage Holdings Corp. (a)	59,431	958,028
Workiva, Inc. (a)	10,550	1,487,128
Yext, Inc. (a)	27,387	329,466
Zix Corp. (a)	13,405	94,773
Zuora, Inc. (a)	27,434	454,856
		41,594,581
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	27,252	751,338
Avid Technology, Inc. (a)	8,910	257,677
Corsair Gaming, Inc. (b)	6,760	175,287
Diebold Nixdorf, Inc. (a)	17,813	180,089
Eastman Kodak Co. (a)(b)	10,313	70,232
Turtle Beach Corp. (a)(b)	3,062	85,185
		1,519,808
TOTAL INFORMATION TECHNOLOGY		82,881,513
MATERIALS - 2.9%
Chemicals - 1.9%
American Vanguard Corp.	1,474	22,184
Amyris, Inc. (a)	4,691	64,407
Avient Corp.	2,309	107,022
Balchem Corp.	7,893	1,145,038
Cabot Corp.	13,710	687,145
Chase Corp.	427	43,618
Danimer Scientific, Inc. (a)(b)	16,350	267,159
Ferro Corp. (a)	16,469	334,979
H.B. Fuller Co.	2,245	144,937
Hawkins, Inc.	3,179	110,884
Ingevity Corp. (a)	9,774	697,570
Innospec, Inc.	1,852	155,975
Kronos Worldwide, Inc.	16	199
Livent Corp. (a)	39,883	921,696
Marrone Bio Innovations, Inc. (a)	23,547	21,216
Orion Engineered Carbons SA (a)	14,727	268,473
PureCycle Technologies, Inc. (a)(b)	8,055	106,970
Quaker Chemical Corp.	3,316	788,280
Sensient Technologies Corp.	5,333	485,730
Stepan Co.	416	46,983
Tredegar Corp.	4,818	58,683
Trinseo SA	9,564	516,265
Zymergen, Inc. (b)	786	10,352
		7,005,765
Construction Materials - 0.0%
Forterra, Inc. (a)	7,267	171,211
United States Lime & Minerals, Inc.	35	4,228
		175,439
Containers & Packaging - 0.2%
Greif, Inc. Class A	1,067	68,928
Myers Industries, Inc.	4,165	81,509
O-I Glass, Inc. (a)	38,794	553,590
Ranpak Holdings Corp. (A Shares) (a)	1,678	45,004
UFP Technologies, Inc. (a)	118	7,268
		756,299
Metals & Mining - 0.8%
Allegheny Technologies, Inc. (a)	19,101	317,650
Century Aluminum Co. (a)	650	8,743
Coeur d'Alene Mines Corp. (a)	42,809	264,132
Compass Minerals International, Inc.	8,344	537,354
Gatos Silver, Inc.	9,604	111,695
Hecla Mining Co.	38,552	212,036
Kaiser Aluminum Corp.	486	52,955
Materion Corp.	1,931	132,544
MP Materials Corp. (a)(b)	17,966	579,044
Novagold Resources, Inc. (a)	57,837	397,919
Perpetua Resources Corp. (a)	6,088	30,318
PolyMet Mining Corp. (a)	1,831	5,585
Ryerson Holding Corp.	2,597	57,835
Schnitzer Steel Industries, Inc. Class A	497	21,774
Warrior Metropolitan Coal, Inc.	1,149	26,737
		2,756,321
TOTAL MATERIALS		10,693,824
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexanders, Inc.	604	157,414
American Finance Trust, Inc.	3,935	31,637
CatchMark Timber Trust, Inc.	10,107	119,970
Clipper Realty, Inc.	3,497	28,326
Community Healthcare Trust, Inc.	4,636	209,501
EastGroup Properties, Inc.	10,251	1,708,124
Gladstone Commercial Corp.	4,146	87,190
Gladstone Land Corp.	4,854	110,526
Indus Realty Trust, Inc.	950	66,595
Monmouth Real Estate Investment Corp. Class A	4,866	90,751
National Storage Affiliates Trust	20,888	1,102,678
NexPoint Residential Trust, Inc.	1,458	90,221
Outfront Media, Inc.	7,878	198,526
Phillips Edison & Co., Inc.	886	27,209
PS Business Parks, Inc.	4,574	716,929
Ryman Hospitality Properties, Inc. (a)	12,293	1,028,924
Safehold, Inc.	3,268	234,937
Saul Centers, Inc.	3,315	146,059
Tanger Factory Outlet Centers, Inc.	7,298	118,957
UMH Properties, Inc.	10,181	233,145
Universal Health Realty Income Trust (SBI)	3,195	176,588
		6,684,207
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	34,315	638,602
eXp World Holdings, Inc.	15,512	616,912
Fathom Holdings, Inc. (a)(b)	1,279	34,149
Forestar Group, Inc. (a)	1,422	26,492
Marcus & Millichap, Inc. (a)	681	27,662
Newmark Group, Inc.	36,888	527,867
Rafael Holdings, Inc. (a)(b)	2,399	73,721
Redfin Corp. (a)(b)	25,102	1,257,610
The RMR Group, Inc.	375	12,544
The St. Joe Co.	8,258	347,662
		3,563,221
TOTAL REAL ESTATE		10,247,428
UTILITIES - 0.3%
Electric Utilities - 0.0%
Via Renewables, Inc. Class A,	2,680	27,309
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	3,135	88,407
Class C	4,264	129,071
Sunnova Energy International, Inc. (a)	3,222	106,133
		323,611
Water Utilities - 0.2%
American States Water Co.	4,775	408,358
Cadiz, Inc. (a)(b)	471	3,316
Global Water Resources, Inc.	3,191	59,736
Middlesex Water Co.	1,614	165,887
Pure Cycle Corp. (a)	4,667	62,118
York Water Co.	2,097	91,597
		791,012
TOTAL UTILITIES		1,141,932
TOTAL COMMON STOCKS (Cost $332,117,591)		367,037,270

Nonconvertible Bonds - 0.0%
	Principal Amount (d)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (c)(e) (Cost $2,000)	2,000	1,990

Money Market Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	1,487,543	1,487,840
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	32,205,576	32,208,796
TOTAL MONEY MARKET FUNDS (Cost $33,696,636)		33,696,636

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $365,816,227)	400,735,896
NET OTHER ASSETS (LIABILITIES) - (8.7)% (h)	(32,212,268)
NET ASSETS - 100.0%	368,523,628

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	Dec 2021	1,760,640	(9,749)	(9,749)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $97,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,611,183	75,945,755	78,069,098	441	-	-	1,487,840	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	23,413,705	34,728,809	25,933,718	65,314	-	-	32,208,796	0.1%
Total	27,024,888	110,674,564	104,002,816	65,755	-	-	33,696,636

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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